SCHEDULE OF BALANCE OF CONTRACT LIABILITIES TO RELATED PARTY (Details) - USD ($)		Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities			$ 13,743	$ 104,410
Premier Advisory Services Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Contract liabilities	[1]		$ 13,743

[1]	Premier Advisory Services Limited is an entity in which Mr. Lee Yee Tak holds a 40% equity interest and serves as the sole director. The balance of US$13,743 as of April 30, 2025 was recognized as revenue during the year ended April 30, 2026.